Equity (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Debts converted to common shares, shares	1,652,322,404	637,664,432
Convertible debts	$ 114,957	$ 132,905
Accrued interest	2,850
Common stock to employees and third party	276,470,000
Fair value of shares	85,141
Common shares issued for cash, shares	110,000,000
Common shares issued for cash, value	55,000
Shares issued for services, fair value		254,340	177,975
Warrant [Member]
Intrinsic value of warrants		$ 52,554
Common Stock
Shares issued for services, common stock		331,197,000
Shares issued for services, fair value		254,340	22,250,000